SIGNIFICANT COMMITMENTS AND AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Schedule of capital expenditures

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	7,988
U.S. dollar	94	1,349
Euro	1.23	20
HKD	0.79	1
Total		9,358

Schedule of significant agreements

(i)  The Company

Contracting parties	Initial date of agreement	Significant provisions of the agreement
The Company, TII and NEC Corporation	May 12, 2016	Procurement and installation agreement of Sistem Komunikasi Kabel Laut (“SKKL”) Indonesia Global Gateway
The Company and Consortium Bisnis Submarine Cable	November 10, 2017	Procurement and installation agreement of SKKL Sabang-Lhoksemawe-Medan
The Company and PT Sisindokom Lintas Buana	November 15, 2017	Procurement and installation for Provider Edge Virtual Private Network (“PE-VPN”) CISCO expansion
The Company and PT Sisindokom Lintas Buana	April 26, 2018	Procurement and installation for PE-VPN CISCO expansion
The Company and PT ZTE Indonesia	May 31, 2018	Procurement and installation of Optical Line Terminal and Optical Network Terminal (“ONT”) Platform ZTE
The Company and PT ZTE Indonesia	September 13, 2018	Procurement agreement for ONT Platform ZTE
The Company and PT ZTE Indonesia	October 30, 2018	Procurement agreement for Set Top Box Platform ZTE phase-2
The Company and PT Huawei Tech Investment	November 23, 2018	Procurement and installation for Dual Wavelength Division Multiplexing (“DWDM”) Platform Huawei
The Company and PT Lintas Teknologi Indonesia	December 13, 2018	Procurement and installation for DWDM Platform Nokia NARU 2018
The Company and NEC Indonesia	December 13, 2018	Procurement and installation agreement of Inside Plant SKKL Platform NEC expansion and reengineering transport
The Company and PT Datacomm Diangraha	December 14, 2018	Procurement and installation for Metro Ethernet Platform Nokia-ALU expansion
The Company and PT Huawei Tech Investment	December 17, 2018	Procurement and installation agreement of Metro Ethernet, Broadband Remote Access Server, Policy and Charging Enforcement Function and Provider Edge Transit Platform Huawei
The Company and PT Master System Infotama	December 31, 2018	Procurement and installation for IP Backbone Platform CISCO expansion
The Company and PT Lancs Arche Consumma	December 31, 2018	Procurement and installation for DWDM Platform Coriant NARU 2018

(ii)  Telkomsel

Contracting parties	Initial date of agreement	Significant provisions of the agreement
Telkomsel, PT Nokia Siemens Network, Nokia Siemens Network Oy and Nokia Siemens Networks GmbH & Co.KG	April 17, 2008	The combined 2G and 3G CS Core Network Rollout Agreement (“ROA”)
Telkomsel, PT Ericsson Indonesia and PT Ericsson AB	April 17, 2008	Technical Service Agreement (“TSA”) for combined 2G and 3G CS Core Network
Telkomsel, PT Datacraft Indonesia, PT Dimension Data Indonesia and PT Huawei Tech Investment	February 3, 2010	Next Generation Convergence Core Transport Rollout and Technical Support agreement
Telkomsel, Amdocs Software Solutions Limited Liability Company and PT Application Solutions	February 8, 2010	Online Charging System ("OCS") and Service Control Points ("SCP") System Solution Development Agreements
Telkomsel and PT Application Solutions	February 8, 2010	Technical Support agreement to provide technical support services for the OCS and SCP
Telkomsel, Amdocs Software Solutions Limited Liability Company and PT Application Solutions	July 5, 2011	Development and Rollout agreement for Customer Relationship Management and Contact Center Solutions
Telkomsel and PT Huawei Tech Investment	March 25, 2013	Technical Support agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel, Wipro Limited, and PT WT Indonesia	April 23, 2013	Development and procurement of Operational and Strategic Decision Support System Solution Agreement
Telkomsel, PT Huawei Tech Investment and PT Ericsson Indonesia	October 22, 2013	Procurement of GGSN Service Complex TSA and ROA agreement
Telkomsel, PT Ericsson Indonesia, PT Nokia Solutions and Network Indonesia, Nokia Solutions and Network Oy, PT Huawei Tech Investment and PT ZTE Indonesia	February 1, 2018	Ultimate Radio Network Infrastructure ROA and TSA agreement

Schedule of borrowings and other credit facilities

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2020	Rp	280
BNI	850	March 31, 2019	Rp	261
Bank Mandiri	500	December 23, 2019	Rp	361
Total	1,850			902

Schedule of future minimum lease payments/receivables

		Less than		More than
	Total	1 year	1‑5 years	5 years
As lessee	23,832	6,271	13,030	4,531
As lessor	4,105	1,084	2,464	557